OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Global Strategic Income Fund/VA
Supplement dated June 4, 2012 to the
Prospectus dated April 30, 2012

As a result of a shareholder meeting of Oppenheimer Global Strategic Income Fund/VA (the "Fund") held on February 29, 2012 at which all proposals described in the Fund's proxy statement dated December 16, 2011 were approved, this supplement amends the Fund's Prospectus dated April 30, 2012:

(Oppenheimer Global Strategic Income Fund/VA)
The section of the Prospectus titled "Investment Objective" is replaced in its entirety by the following: Investment Objective. The Fund seeks total return.